Subsequent Events (Details) (USD $)	0 Months Ended		8 Months Ended	0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Dec. 31, 2012	Feb. 21, 2013 Berry Petroleum Company [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jan. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 21, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Preliminary value of definitive purchase merger				$ 4,300,000,000				$ 4,300,000,000
Number of LinnCo common shares for each Berry common share				1.25				1.25
Business acquisition, price per common share				$ 46.2375				$ 46.2375
Distributions received, amount per unit (in usd per unit)							$ 0.725
Cash distributions received			25,221,000			25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71					$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015					$ 0.015
Dividends paid to shareholders	24,699,000		24,699,000		25,000,000
Income tax reserve withheld	$ 522,000				$ 522,000	$ 522,000